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                              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

                                   SUPPLEMENT DATED FEBRUARY 8, 2005

                                  TO THE PROSPECTUS DATED MAY 1, 2004

                                        PRODUCT: LINCOLN SVUL-II


Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your Prospectus.

PAGE 5: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - REPLACE COST OF INSURANCE CHARGE SECTION WITH THE FOLLOWING:

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                           TABLE II: PERIODIC CHARGES OTHER THAN OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------
                              WHEN CHARGE                                    AMOUNT
       CHARGE                 IS DEDUCTED                                    DEDUCTED
---------------------      --------------------      -----------------------------------------------------
Cost of Insurance*         Monthly                   The monthly cost of insurance rates for standard issue
  Minimum and                                        individuals ranges from a guaranteed minimum of $0.00
  Maximum Charge                                     per $1,000 per month to a guaranteed maximum of $83.33
                                                     per $1,000 per month of net amount at risk.

                                                     Individuals with a higher mortality risk than standard
Charge for a                                         issue individuals can be charged from 125% to 10,000%
  Representative Insured                             of the standard rate.

                                                     For a male, age 55, nonsmoker, and a female, age 55,
                                                     nonsmoker, the guaranteed maximum monthly cost of
                                                     insurance rate is $0.02 per $1000 of net amount at risk
                                                     in the year of policy issue.
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